Derivative Financial Instruments	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
13. Derivative Financial Instruments
The Company is exposed to market risks, including changes in interest rates. To manage the risk related to these exposures, the Company has entered into various derivative instruments that reduce these risks by creating offsetting exposures.
Interest Rate Swaps
The Company has utilized swap agreements that will fix the floating interest rates associated with its Term Loan as shown in the following table:

Designation Date	Effective Date	Initial Notional Amount	Notional Amount Outstanding as of December 31, 2021	Fixed Rate	Expiration Date
July 2021	August 2020	557,500,000	557,500,000	2.5070%	May 2022
July 2021	August 2020	89,863,420	99,722,020	3.0854%	February 2023
December 2021	August 2020	181,205,050	165,545,350	0.7775%	April 2024
December 2021	August 2020	388,877,200	370,980,400	0.7430%	April 2024
December 2021	May 2022	220,130,318	n/a	0.5170%	April 2024
December 2021	May 2022	306,004,562	n/a	0.5127%	April 2024
December 2021	April 2024	871,205,040	n/a	1.7258%	June 2025
December 2021	April 2024	435,602,520	n/a	1.7290%	June 2025
December 2021	April 2024	435,602,520	n/a	1.7450%	June 2025
Concurrent with execution of the Business Combination and the $556 million pay down of the Term Loan, three hedges were terminated, and two previously unfloored hedges were amended to incorporate an interest rate floor of 50 bps. All interest rate swaps were redesignated as cash flow hedges in accordance with ASC 805.
Our swap agreements amortize or accrete based on achieving targeted hedge ratios. All interest rate swaps have been designated as cash flow hedges. As a result of the amendment, the fair value of the instruments at the time of re-designation
are being amortized into interest expense over the remaining life of the instruments. In December 2021, the Company amended four interest rate swaps to have a maturity date ending in April 2024, compared to May 2024 previously. The Company also entered into three new interest rate swaps that will be effective April 2024 and mature June 2025.
During the first quarter of 2022, the Company amended its interest rate swaps index in conjunction with term loan refinancing to incorporate Term SOFR.
Financial Instrument Presentation
The fair values and location of outstanding derivative instruments recorded in the Consolidated Balance Sheets are as follows (in millions):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Assets
Other current assets	$1	$—
Other assets	$16	$—

Total	$17	$—

Liabilities
Other current liabilities	$8	$28
Other liabilities	1	19

Total	$9	$47

The Company estimates that approximately $2 million of derivative losses included in Accumulated other comprehensive income as of December 31, 2021 will be reclassified into earnings over the next twelve months.